NET REVENUE - Summary of Disaggregation of Revenue from Contracts with Customers by Product (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	$ 3,809,054.3	$ 121,423.5	$ 2,894,307.7	$ 2,161,735.8
Wafer
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	3,272,553.5		2,514,461.3	1,882,518.1
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET REVENUE	$ 536,500.8		$ 379,846.4	$ 279,217.7